CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	Year Ended December 31,
Customers	2022	2021
A	21%	-
B	17%	-
C	15%	-
D	10%	-
E	10%	-
F	-	35%
G	-	51%
H	-	10%

The suppliers accounted for 10% or more of the Company’s purchases during the years ended December 31, 2022 and 2021.

	Year Ended December 31,
Suppliers	2022	2021
AA	61%	-
BB	39%	-
CC	-	11%
DD	-	71%
EE	-	18%